PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2015	2014
Land	$820	$853
Buildings and improvements	69,675	58,915
Machinery, vehicles and equipment	43,150	43,124
Furniture and fixtures	14,311	14,001
Computer hardware and software	38,876	33,314

	166,832	150,207
Accumulated depreciation and amortization	(104,117)	(96,727)

	$62,715	$53,480

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2015, 2014 and 2013, were $13,802, $12,158 and $11,677, respectively.